INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Net operating loss and credits	$ 17	$ 24
Reserves and reinsurance	258	215
Unrealized investment gains (losses)	82
Other	16	24
Valuation allowance	(85)
Total	288	263
Liabilities
DAC	80	74
Unrealized investment gains (losses)		27
Investments	132	131
Total	212	$ 232
Unrealized investment gains (losses)	$ 82